UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:   Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2017

DATE OF REPORTING PERIOD: September 30, 2017

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2017 (UNAUDITED)
PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (16.1%)
		Consumer Discretionary (5.0%)
75,000		DISH Network Corp. 3.375%, 08/15/26	$83,913
108,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	115,047
110,000		Liberty Interactive, LLC* 1.750%, 09/30/46	130,807
225,000		Liberty Media Corp. 1.375%, 10/15/23	271,917
165,000		2.250%, 09/30/46	175,300
11,000		Macquarie Infrastructure Corp. 2.000%, 10/01/23	10,680
40,000		Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	41,862
270,000		Priceline Group, Inc.^ 0.900%, 09/15/21	311,051
145,000		Tesla, Inc. 1.250%, 03/01/21	163,391
			1,303,968
		Financials (1.2%)
		Ares Capital Corp.
175,000		4.375%, 01/15/19	179,580
135,000		4.750%, 01/15/18	135,788
			315,368
		Health Care (0.7%)
14,000		Dexcom, Inc.* 0.750%, 05/15/22	12,446
60,000		Illumina, Inc. 0.000%, 06/15/19	63,383
39,000		Innoviva, Inc.* 2.500%, 08/15/25	41,107
50,000		NuVasive, Inc. 2.250%, 03/15/21	57,165
			174,101
		Industrials (1.1%)
85,000		Air Lease Corp.^ 3.875%, 12/01/18	129,670
24,000		Air Transport Services Group, Inc.* 1.125%, 10/15/24	24,798
80,000		Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	77,986
60,000	EUR	Safran, SA 0.010%, 12/31/20	71,367
			303,821
		Information Technology (7.0%)
135,000		Citrix Systems, Inc. 0.500%, 04/15/19	156,922
85,000		Finisar Corp.* 0.500%, 12/15/36	79,769
50,000		II-VI, Inc.* 0.250%, 09/01/22	55,924
65,000		Inphi Corp.* 0.750%, 09/01/21	66,826
200,000		Intel Corp. 3.250%, 08/01/39	367,763
PRINCIPAL AMOUNT		VALUE
80,000	Lumentum Holdings, Inc.* 0.250%, 03/15/24	$91,584
173,000	Microchip Technology, Inc.* 1.625%, 02/15/27	210,153
64,000	ON Semiconductor Corp. 1.000%, 12/01/20	76,343
50,000	Pandora Media, Inc. 1.750%, 12/01/20	46,746
43,000	RealPage, Inc.* 1.500%, 11/15/22	50,109
150,000	Salesforce.com, Inc. 0.250%, 04/01/18	210,632
65,000	Servicenow, Inc.* 0.000%, 06/01/22	69,836
75,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	82,875
130,000	Workday, Inc.* 0.250%, 10/01/22	129,070
100,000	Yahoo!, Inc. 0.000%, 12/01/18	130,161
		1,824,713
	Materials (0.4%)
95,000	Royal Gold, Inc. 2.875%, 06/15/19	104,887
	Real Estate (0.7%)
55,000	Empire State Realty OP, LP* 2.625%, 08/15/19	61,996
	Starwood Waypoint Homes
55,000	3.000%, 07/01/19	67,787
40,000	3.500%, 01/15/22*	44,971
		174,754
	TOTAL CONVERTIBLE BONDS (Cost $3,971,703)	4,201,612

U.S. GOVERNMENT AND AGENCY SECURITIES (0.9%)
	United States Treasury Note
125,000	1.125%, 06/30/21	122,092
66,000	2.000%, 11/15/26	64,289
63,000	1.625%, 05/15/26	59,731
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $250,452)	246,112

SYNTHETIC CONVERTIBLE SECURITIES (5.4%)

CORPORATE BONDS (5.0%)
	Consumer Discretionary (2.7%)
53,000	Dana, Inc. 5.500%, 12/15/24	55,620
	DISH DBS Corp.
70,000	5.875%, 07/15/22	74,510
70,000	5.125%, 05/01/20	73,469
140,000	Expedia, Inc. 5.950%, 08/15/20	153,236
45,000	GameStop Corp.* 6.750%, 03/15/21	47,010
100,000	Home Depot, Inc. 2.700%, 04/01/23	101,539

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
140,000	L Brands, Inc. 5.625%, 02/15/22	$149,501
25,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	26,768
20,000	PVH Corp. 4.500%, 12/15/22	20,501
		702,154
	Consumer Staples (0.6%)
135,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	141,468

	Financials (0.2%)
50,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	50,796

	Health Care (0.1%)
30,000	Universal Health Services, Inc.* 4.750%, 08/01/22	31,063

	Industrials (0.2%)
60,000	Icahn Enterprises, LP 4.875%, 03/15/19	60,458

	Information Technology (1.2%)
20,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	20,402
135,000	Alphabet, Inc. 3.375%, 02/25/24	141,963
65,000	Apple, Inc. 3.450%, 05/06/24	68,134
75,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	76,885
		307,384
	TOTAL CORPORATE BONDS	1,293,323

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.4%) #
	Other (0.4%)
	iShares MSCI EAFE ETF
225
22,500	Call, 12/15/17, Strike $67.00	51,750
190
19,000	Call, 12/15/17, Strike $69.00	18,335
95	iShares Russell 2000 ETF
9,500	Call, 12/15/17, Strike $148.00	38,618
	TOTAL PURCHASED OPTIONS	108,703
	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,330,737)	1,402,026
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.6%)

	Energy (0.8%)
875	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)**§ 3.399%, 09/15/29	$65,183
2,260	Hess Corp. 8.000%, 02/01/19	133,250
		198,433
	Financials (1.1%)
4,550	Affiliated Managers Group, Inc. 5.150%, 10/15/37	280,143
	Health Care (1.4%)
210	Allergan, PLC 5.500%, 03/01/18	154,942
2,535	Anthem, Inc. 5.250%, 05/01/18	132,555
1,300	Becton Dickinson and Company 6.125%, 05/01/20	71,838
		359,335
	Industrials (0.6%)
1,250	Rexnord Corp. 5.750%, 11/15/19	72,763
650	Stanley Black & Decker, Inc. 5.375%, 05/15/20	74,522
		147,285
	Real Estate (1.3%)
1,751	American Tower Corp. 5.500%, 02/15/18	213,762
130	Crown Castle International Corp. 6.875%, 08/01/20	138,840
		352,602
	Telecommunication Services (0.7%)
1,925	T-Mobile USA, Inc. 5.500%, 12/15/17	192,327

	Utilities (1.7%)
444	Dominion Resources, Inc. 6.750%, 08/15/19	22,533
1,500	DTE Energy Company 6.500%, 10/01/19	81,320
5,000	NextEra Energy, Inc. 6.371%, 09/01/18	331,550
		435,403
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,703,457)	1,965,528

COMMON STOCKS (64.2%)
	Consumer Discretionary (7.5%)
505	Amazon.com, Inc.#	485,482
6,680	Comcast Corp. - Class A	257,046
1,905	Home Depot, Inc.	311,582
1,685	Lowe’s Companies, Inc.	134,699
485	McDonald’s Corp.	75,990
725	Netflix, Inc.#	131,479
1,940	Nike, Inc. - Class B	100,589

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2017 (UNAUDITED)

NUMBER OF
SHARES		VALUE
3,280	Starbucks Corp.	$176,169
895	TJX Companies, Inc.	65,988
2,150	Walt Disney Company	211,925
		1,950,949
	Consumer Staples (6.6%)
1,200	Altria Group, Inc.	76,104
5,804	Coca-Cola Company	261,238
795	Costco Wholesale Corp.	130,611
4,325	Mondelez International, Inc. - Class A	175,854
2,925	PepsiCo, Inc.	325,933
1,900	Philip Morris International, Inc.	210,919
3,516	Procter & Gamble Company	319,886
1,775	Wal-Mart Stores, Inc.	138,698
995	Walgreens Boots Alliance, Inc.	76,834
		1,716,077
	Energy (4.5%)
2,445	Chevron Corp.	287,288
1,200	EOG Resources, Inc.	116,088
4,750	Exxon Mobil Corp.	389,405
2,900	Halliburton Company	133,487
1,175	Marathon Petroleum Corp.	65,894
415	Pioneer Natural Resources Company	61,229
1,665	Schlumberger, Ltd.	116,150
		1,169,541
	Financials (10.8%)
275	Affiliated Managers Group, Inc.	52,203
1,195	American International Group, Inc.	73,361
9,285	Bank of America Corp.	235,282
2,175	Bank of New York Mellon Corp.	115,318
1,675	BB&T Corp.	78,625
545	Chubb Corp.	77,690
6,000	Citigroup, Inc.	436,440
2,100	E*TRADE Financial Corp.#	91,581
415	Goldman Sachs Group, Inc.	98,434
3,325	Intercontinental Exchange, Inc.	228,427
5,415	JPMorgan Chase & Company	517,187
1,555	Marsh & McLennan Companies, Inc.	130,325
2,609	MetLife, Inc.	135,538
1,840	Morgan Stanley	88,633
1,220	PNC Financial Services Group, Inc.	164,419
825	Prudential Financial, Inc.	87,714
3,710	Wells Fargo & Company	204,606
		2,815,783
	Health Care (9.3%)
1,230	Agilent Technologies, Inc.	78,966
205	Alexion Pharmaceuticals, Inc.#	28,759
715	Amgen, Inc.	133,312
3,120	Baxter International, Inc.	195,780
925	Bristol-Myers Squibb Company	58,959
1,960	Celgene Corp.#	285,807
3,900	Johnson & Johnson	507,039
1,240	Medtronic, PLC	96,435
4,395	Merck & Company, Inc.	281,412
5,760	Pfizer, Inc.	205,632
945	Stryker Corp.	134,209
435	Thermo Fisher Scientific, Inc.	82,302
NUMBER OF
SHARES		VALUE
1,735	UnitedHealth Group, Inc.	$339,800
		2,428,412
	Industrials (8.3%)
730	Boeing Company	185,573
1,315	Caterpillar, Inc.	163,994
2,475	CSX Corp.	134,294
5,300	Delta Air Lines, Inc.	255,566
2,475	Eaton Corp., PLC	190,055
7,600	General Electric Company	183,768
2,550	Honeywell International, Inc.	361,437
494	Lockheed Martin Corp.	153,283
590	Northrop Grumman Corp.	169,755
1,400	Union Pacific Corp.	162,358
1,655	United Parcel Service, Inc. - Class B	198,749
		2,158,832
	Information Technology (14.9%)
820	Accenture, PLC - Class A	110,757
335	Adobe Systems, Inc.#	49,975
710	Alphabet, Inc. - Class A#	691,341
6,270	Apple, Inc.	966,333
660	Broadcom, Ltd.	160,076
2,265	Cisco Systems, Inc.	76,172
2,585	Facebook, Inc. - Class A#	441,699
894	Lam Research Corp.	165,426
1,130	MasterCard, Inc. - Class A	159,556
9,430	Microsoft Corp.	702,441
365	NVIDIA Corp.	65,251
1,410	Oracle Corp.	68,174
2,060	Visa, Inc. - Class A	216,794
		3,873,995
	Materials (0.8%)
2,125	DowDuPont, Inc.	147,114
850	Nucor Corp.	47,634
		194,748
	Telecommunication Services (1.1%)
2,950	AT&T, Inc.	115,551
3,475	Verizon Communications, Inc.	171,978
		287,529
	Utilities (0.4%)
2,976	Exelon Corp.	112,106

	TOTAL COMMON STOCKS
	(Cost $12,279,768)	16,707,972

EXCHANGE-TRADED FUNDS (1.4%)
	Other (1.4%)
1,335	iShares MSCI EAFE ETF	91,421
385	iShares NASDAQ Biotechnology ETF	128,432
1,070	iShares Russell 2000 Value ETF	132,808

	TOTAL EXCHANGE-TRADED FUNDS (Cost $336,243)	352,661

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2017 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.1%) #
	Other (0.1%)
28	Powershares QQQ
2,800	Put, 12/15/17, Strike $140.00 S&P 500 Index	$5,474
11
1,100	Put, 12/15/17, Strike $2,450.00	27,610
1
100	Put, 12/29/17, Strike $2,425.00	2,565

	TOTAL PURCHASED OPTIONS (Cost $53,780)	35,649

NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (5.3%)
691,555	Fidelity Prime Money Market Fund - Institutional Class	691,831
689,747	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	689,747

	TOTAL SHORT TERM INVESTMENTS (Cost $1,381,567)	1,381,578

NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)
142,541	Daiwa Capital Market America, Inc.$ 1.100%, 10/02/17	142,541
57,016	Deutsche Bank Securities, Inc.† 1.050%, 10/02/17	57,016

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $199,557)	199,557
VALUE
TOTAL INVESTMENTS (101.8%) (Cost $21,507,264)	$26,492,695

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.8%)	(199,557)

LIABILITIES, LESS OTHER ASSETS (-1.1%)	(275,873)

NET ASSETS (100.0%)	$26,017,265

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	10/27/17	57,000	$67,455	(748)
					$(748)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

**	Step Coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at September 30, 2017.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

$	Repurchase agreement collateralized by the following securities: 145,392 GNMAs and United States Treasury Bond and Notes, 1.750% to 5.000%, 11/15/18 to 09/20/47.

†	Repurchase agreement collateralized by the following security: 58,156 United States Treasury Note, 1.375%, 03/31/20.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2017, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost basis of investments	$21,507,264
Gross unrealized appreciation	5,328,079
Gross unrealized depreciation	(343,396)
Net unrealized appreciation (depreciation)	$4,984,683

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Fair Value Measurement

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
●	Level 3 – Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$4,201,612	$—	$4,201,612
U.S. Government and Agency Securities	—	246,112	—	246,112
Synthetic Convertible Securities (Corporate Bonds)	—	1,293,323	—	1,293,323
Synthetic Convertible Securities (Purchased Options)	108,703	—	—	108,703
Convertible Preferred Stocks	1,538,882	426,646	—	1,965,528
Common Stocks U.S.	16,707,972	—	—	16,707,972
Exchange-Traded Funds	352,661	—	—	352,661
Purchased Options	35,649	—	—	35,649
Short Term Investments	1,381,578	—	—	1,381,578
Investment of Cash Collateral For Securities Loaned	—	199,557	—	199,557
TOTAL	$20,125,445	$6,367,250	$—	$26,492,695
Liabilities:
Forward Foreign Currency Contracts	$—	$748	$—	$748
TOTAL	$—	$748	$—	$748

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Convertible Preferred Stock	$72,763	$—	$—	$72,763
Total	$72,763	$—	$—	$72,763

* Transfers from Level 2 to Level 1 were due to the availability of an unadjusted quoted price.

ITEM 2. CONTROLS AND PROCEDURES.

a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 1, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	November 1, 2017